Expense Example	Nov. 07, 2025 USD ($)
Oakmark International Large Cap ETF | Oakmark International Large Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	214
Oakmark Global Large Cap ETF | Oakmark Global Large Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	204
Oakmark U.S. Concentrated ETF | Oakmark U.S. Concentrated ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	$ 195